Summary of significant accounting policies - Advertising costs (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of significant accounting policies
Advertising costs	$ 14,876	$ 4,320	$ 10,452